Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenue		$ 215,792	$ 196,913	$ 422,094	$ 833,089	$ 728,017
Cost of revenue:
Amortization of acquired technologies		43,817	44,319	147,517	175,991	171,033
Total cost of revenue		61,976	61,206	193,755	246,735	231,731
Gross profit		153,816	135,707	228,339	586,354	496,286
Operating expenses:
Sales and marketing		60,595	52,682	165,355	227,468	205,631
Research and development		25,188	24,753	65,806	96,272	86,618
General and administrative		21,736	19,186	71,011	80,641	67,303
Amortization of acquired intangibles		16,502	17,128	58,553	66,788	67,080
Total operating expenses		124,021	113,749	360,725	471,169	426,632
Operating income (loss)		29,795	21,958	(132,386)	115,185	69,654
Other income (expense):
Interest expense, net		(27,382)	(42,089)	(169,900)	(142,008)	(169,786)
Other income (expense), net		1,297	(48,136)	(56,959)	(94,887)	38,664
Total other income (expense)		(26,085)	(90,225)	(226,859)	(236,895)	(131,122)
Income (loss) before income taxes		3,710	(68,267)	(359,245)	(121,710)	(61,468)
Income tax expense (benefit)		565	(8,357)	(96,651)	(19,644)	22,398
Net income (loss)		3,145	(59,910)	(262,594)	(102,066)	(83,866)
Net income (loss) available to common stockholders		$ 3,103	$ (129,745)	$ (480,498)	$ 364,635	$ (351,873)
Net income (loss) available to common stockholders per share:
Basic earnings (loss) per share (in dollars per share)		$ 0.01	$ (1.28)	$ (4.98)	$ 2.60	$ (3.50)
Diluted earnings (loss) per share (in dollars per share)		$ 0.01	$ (1.28)	$ (4.98)	$ 2.56	$ (3.50)
Weighted-average shares used to compute net income (loss) available to common stockholders per share:
Shares used in computation of basic earnings (loss) per share (in shares)		305,653	101,644	96,465	140,301	100,433
Shares used in computation of diluted earnings (loss) per share (in shares)		309,783	101,644	96,465	142,541	100,433
Predecessor
Revenue:
Total revenue	$ 47,327
Cost of revenue:
Amortization of acquired technologies	2,186
Total cost of revenue	11,737
Gross profit	35,590
Operating expenses:
Sales and marketing	47,064
Research and development	32,183
General and administrative	79,636
Amortization of acquired intangibles	917
Total operating expenses	159,800
Operating income (loss)	(124,210)
Other income (expense):
Interest expense, net	(473)
Other income (expense), net	(284)
Total other income (expense)	(757)
Income (loss) before income taxes	(124,967)
Income tax expense (benefit)	(53,156)
Net income (loss)	(71,811)
Net income (loss) available to common stockholders	$ (71,811)
Net income (loss) available to common stockholders per share:
Basic earnings (loss) per share (in dollars per share)	$ (1.00)
Diluted earnings (loss) per share (in dollars per share)	$ (1.00)
Weighted-average shares used to compute net income (loss) available to common stockholders per share:
Shares used in computation of basic earnings (loss) per share (in shares)	71,989
Shares used in computation of diluted earnings (loss) per share (in shares)	71,989
Recurring Revenue
Revenue:
Total revenue		$ 177,857	$ 160,053	$ 272,194	$ 668,529	$ 571,384
Cost of revenue:
Cost of recurring revenue		18,159	16,887	46,238	70,744	60,698
Recurring Revenue | Predecessor
Revenue:
Total revenue	$ 36,051
Cost of revenue:
Cost of recurring revenue	9,551
Subscription
Revenue:
Total revenue		71,565	63,053	126,960	265,591	213,754
Cost of revenue:
Amortization of acquired technologies		7,980	7,711	23,258	31,134	28,616
Subscription | Predecessor
Revenue:
Total revenue	6,551
Cost of revenue:
Amortization of acquired technologies	731
Maintenance
Revenue:
Total revenue		106,292	97,000	145,234	402,938	357,630
Maintenance | Predecessor
Revenue:
Total revenue	29,500
License
Revenue:
Total revenue		37,935	36,860	149,900	164,560	156,633
Cost of revenue:
Amortization of acquired technologies		$ 35,837	$ 36,608	$ 124,259	$ 144,857	$ 142,417
License | Predecessor
Revenue:
Total revenue	11,276
Cost of revenue:
Amortization of acquired technologies	$ 1,455